Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio	Apr. 29, 2025
Select Software and IT Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.47%
Past 5 years	15.11%
Past 10 years	17.31%
Select Software and IT Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.97%
Past 5 years	13.01%
Past 10 years	15.20%
Select Software and IT Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.40%
Past 5 years	11.81%
Past 10 years	14.01%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1524
Average Annual Return:
Past 1 year	19.45%
Past 5 years	14.89%
Past 10 years	17.44%